Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (30.7%)

	Airlines (0.3%)

5,547	Air Canada Pass Through Trust Series 2013-1, Class B*µ 5.375%, 11/15/22	$5,571

58,000	Air Canada Pass Through Trust Series 2015-2, Class B*µ 5.000%, 06/15/25	57,574

225,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	251,174

174,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	192,914

184,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	209,399

115,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.*µ 8.000%, 09/20/25	130,634

195,383	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	196,993

113,762	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	107,600

		1,151,859

	Communication Services (2.5%)

345,000	Altice France, SA*µ 7.375%, 05/01/26	361,843

335,000	Arrow Bidco, LLC* 9.500%, 03/15/24	295,232

200,000	Ashtead Capital, Inc.*µ 4.000%, 05/01/28	213,010

144,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	144,899

140,000	Brink’s Company*µ 5.500%, 07/15/25	149,337

77,000	Cable One, Inc.* 4.000%, 11/15/30	79,050

385,000	CenturyLink, Inc.*µ 4.000%, 02/15/27	398,752

550,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	588,956

125,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	136,106

	CSC Holdings, LLC*µ

200,000	5.750%, 01/15/30	214,940

200,000	4.625%, 12/01/30	204,280

724,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	736,026

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

150,000	6.625%, 08/15/27^	95,557

115,000	5.375%, 08/15/26	93,089

775,000	Embarq Corp.µ 7.995%, 06/01/36	950,871

PRINCIPAL AMOUNT		VALUE

	Entercom Media Corp.*

193,000	7.250%, 11/01/24^	$196,879

141,000	6.500%, 05/01/27µ	144,735

72,000	Frontier Communications Corp.*µ 5.875%, 10/15/27	77,220

240,000	Intelsat Jackson Holdings, SA*@ 9.750%, 07/15/25	177,096

290,000	LCPR Senior Secured Financing DAC*µ 6.750%, 10/15/27	312,217

100,000	Ligado Networks, LLC* 15.500%, 11/01/23	101,110

500,000	Netflix, Inc.*µ 4.875%, 06/15/30	608,085

	Scripps Escrow II, Inc.*

95,000	3.875%, 01/15/29µ	95,253

48,000	5.375%, 01/15/31	48,566

300,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	313,035

96,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*µ 4.625%, 11/01/26	99,994

170,000	Sprint Capital Corp.µ 6.875%, 11/15/28	218,656

1,425,000	Sprint Corp.µ 7.125%, 06/15/24	1,663,103

290,000	Telesat Canada / Telesat, LLC*µ 4.875%, 06/01/27	301,206

265,000	United States Cellular Corp.µ 6.700%, 12/15/33	343,284

395,000	Vodafone Group, PLCµ‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	491,368

		9,853,755

	Consumer Discretionary (3.8%)

201,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	211,669

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

394,000	6.625%, 01/15/28	420,800

124,000	9.875%, 04/01/27	140,589

575,000	BorgWarner, Inc.*µ 5.000%, 10/01/25	677,574

	Caesars Entertainment, Inc.*

93,000	8.125%, 07/01/27	102,033

93,000	6.250%, 07/01/25µ	98,118

330,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	328,835

	Carnival Corp.*µ

98,000	10.500%, 02/01/26	113,791

48,000	7.625%, 03/01/26	50,866

145,000	Carvana Company* 5.625%, 10/01/25	150,043

	CCO Holdings, LLC / CCO Holdings Capital Corp.*µ

750,000	4.750%, 03/01/30	798,067

250,000	4.500%, 08/15/30	263,705

230,000	5.750%, 02/15/26	237,415

96,000	4.250%, 02/01/31	98,519

475,000	Century Communities, Inc.µ 6.750%, 06/01/27	508,896

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

465,000	Dana Financing Luxembourg Sarl*µ 6.500%, 06/01/26	$486,381

	DISH DBS Corp.µ

347,000	7.750%, 07/01/26	376,908

50,000	7.375%, 07/01/28	52,133

285,000	ESH Hospitality, Inc.*µ 4.625%, 10/01/27	291,660

	Expedia Group, Inc.*µ

115,000	7.000%, 05/01/25	126,378

70,000	6.250%, 05/01/25	81,014

120,000	Ford Motor Companyµ 8.500%, 04/21/23	134,525

	Ford Motor Credit Company, LLCµ

715,000	4.134%, 08/04/25	751,679

200,000	4.389%, 01/08/26	212,894

	General Motors Financial Company, Inc.^‡

435,000	5.700%, 09/30/30µ 5 year CMT + 5.00%	489,592

395,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	431,032

500,000	goeasy, Ltd.*µ 5.375%, 12/01/24	523,705

96,000	Guitar Center, Inc.*µ 8.500%, 01/15/26	100,844

280,000	Installed Building Products, Inc.*µ 5.750%, 02/01/28	299,712

	L Brands, Inc.µ

292,000	6.875%, 11/01/35	339,050

159,000	6.694%, 01/15/27	178,194

50,000	6.875%, 07/01/25*	54,553

	Life Time, Inc.*

144,000	5.750%, 01/15/26µ	145,685

96,000	8.000%, 04/15/26	96,307

	M/I Homes, Inc.µ

275,000	5.625%, 08/01/25	286,118

130,000	4.950%, 02/01/28	137,322

	Macy’s Retail Holdings, LLCµ

100,000	6.700%, 07/15/34*	95,364

50,000	5.125%, 01/15/42	40,847

93,000	Macy’s, Inc.*µ 8.375%, 06/15/25	103,085

830,000	Mattel, Inc.*µ 5.875%, 12/15/27	915,756

300,000	Mclaren Finance, PLC* 5.750%, 08/01/22	285,090

	Meredith Corp.

92,000	6.500%, 07/01/25*µ	98,038

50,000	6.875%, 02/01/26^	50,662

144,000	Mohegan Gaming & Entertainment*µ 8.000%, 02/01/26	142,324

278,000	Newell Brands, Inc.µ 4.700%, 04/01/26	306,125

290,000	PetSmart, Inc.*µ 5.875%, 06/01/25	298,598

	Rite Aid Corp.

373,000	8.000%, 11/15/26*	401,464

98,000	7.700%, 02/15/27	97,916

	Royal Caribbean Cruises, Ltd.*µ

100,000	11.500%, 06/01/25	115,407

51,000	10.875%, 06/01/23	57,585

505,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*µ 4.875%, 11/01/27	504,202

PRINCIPAL AMOUNT		VALUE

270,000	Taylor Morrison Communities, Inc.*µ 5.750%, 01/15/28	$306,002

610,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	655,280

50,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	58,283

280,000	VOC Escrow, Ltd.*µ 5.000%, 02/15/28	272,947

		14,601,581

	Consumer Staples (0.7%)

96,000	Central Garden & Pet Companyµ 4.125%, 10/15/30	100,539

95,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	101,769

143,000	Energizer Holdings, Inc.*µ 4.375%, 03/31/29	146,169

	Kraft Heinz Foods Companyµ

290,000	4.375%, 06/01/46	309,317

48,000	4.250%, 03/01/31	54,121

48,000	3.875%, 05/15/27	52,540

395,000	Land O’Lakes, Inc.*µ 7.000%, 09/18/28	395,174

	Post Holdings, Inc.*µ

475,000	5.500%, 12/15/29	516,301

45,000	4.625%, 04/15/30	46,688

210,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	222,354

	Vector Group, Ltd.*µ

615,000	6.125%, 02/01/25	624,416

260,000	5.750%, 02/01/29	268,741

		2,838,129

	Energy (2.4%)

71,000	Antero Resources Corp.*µ 7.625%, 02/01/29	72,497

	Apache Corp.

192,000	5.100%, 09/01/40µ	194,264

108,000	4.875%, 11/15/27µ	111,137

96,000	4.625%, 11/15/25^	98,240

	Buckeye Partners, LP

550,000	3.950%, 12/01/26	555,132

460,000	5.850%, 11/15/43	459,609

415,000	ChampionX Corp.µ 6.375%, 05/01/26	435,501

96,000	Cheniere Energy, Inc.*µ 4.625%, 10/15/28	100,117

48,000	CNX Resources Corp.*^ 7.250%, 03/14/27	51,605

	Continental Resources, Inc.µ

190,000	3.800%, 06/01/24	195,122

145,000	4.375%, 01/15/28^	148,094

475,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	427,614

620,000	Enbridge, Inc.^‡ 5.750%, 07/15/80 5 year CMT + 5.31%	687,946

	EnLink Midstream Partners, LPµ

835,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	461,555

205,000	4.850%, 07/15/26	199,301

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	EQT Corp.

265,000	8.750%, 02/01/30µ	$338,241

75,000	7.875%, 02/01/25^	88,510

50,000	5.000%, 01/15/29µ	54,456

43,000	Holly Energy Partners, LP / Holly Energy Finance Corp.*µ 5.000%, 02/01/28	43,323

153,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	133,376

645,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	667,375

425,000	MPLX, LP^‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	419,462

300,000	Murphy Oil Corp.µ 5.875%, 12/01/27	285,564

95,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	98,408

50,000	Newfield Exploration Companyµ 5.750%, 01/30/22	51,938

	Occidental Petroleum Corp.µ

590,000	4.300%, 08/15/39	517,235

432,000	2.900%, 08/15/24	419,731

363,000	2.700%, 08/15/22	364,459

94,000	5.875%, 09/01/25	98,672

50,000	Ovintiv, Inc.µ 6.500%, 08/15/34	61,161

134,000	Par Petroleum, LLC / Par Petroleum Finance Corp.*µ 7.750%, 12/15/25	130,813

790,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	663,118

72,000	Range Resources Corp.*µ 8.250%, 01/15/29	75,746

48,000	Southwestern Energy Companyµ 8.375%, 09/15/28	51,455

38,000	Transocean, Inc.* 11.500%, 01/30/27	30,015

280,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	294,274

450,000	W&T Offshore, Inc.* 9.750%, 11/01/23	356,594

		9,441,660

	Financials (13.1%)

651,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	672,255

96,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	98,281

216,000	AG Issuer, LLC*µ 6.250%, 03/01/28	226,545

875,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	926,748

790,000	American International Group, Inc.µ‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	905,790

650,000	AmWINS Group, Inc.*µ 7.750%, 07/01/26	696,956

PRINCIPAL AMOUNT		VALUE

710,000	AssuredPartners, Inc.* 7.000%, 08/15/25	$732,606

	Aviation Capital Group, LLC*µ

208,000	3.500%, 11/01/27	219,846

45,000	6.750%, 04/06/21	45,491

760,000	Bank of America Corp.µ‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	784,480

690,000	Bank of Montrealµ^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	717,904

	Bank of New York Mellon Corp.‡

1,250,000	4.700%, 09/20/25µ 5 year CMT + 4.36%	1,371,938

188,000	3.700%, 03/20/26^ 5 year CMT + 3.35%	194,332

1,250,000	Bank of Nova Scotiaµ‡ 4.900%, 06/04/25 5 year CMT + 4.55%	1,344,375

215,000	Bank OZK‡ 5.500%, 07/01/26 3 mo. USD LIBOR + 4.43%	217,670

600,000	Barclays, PLC‡ 7.875%, 03/15/22 U.S. 5 yr Swap + 6.77%	631,998

	BP Capital Markets, PLCµ‡

410,000	4.375%, 06/22/25 5 year CMT + 4.04%	436,474

380,000	4.875%, 03/22/30 5 year CMT + 4.40%	417,282

931,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	967,197

250,000	Capital Farm Credit ACA*‡ 5.000%, 03/15/26 5 year CMT + 4.52%	252,783

	Charles Schwab Corp.µ‡

873,000	4.000%, 12/01/30 10 year CMT + 3.08%	899,077

765,000	5.375%, 06/01/25 5 year CMT + 4.97%	849,364

792,000	CIT Group, Inc.^‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	814,485

	Citigroup, Inc.µ‡

2,630,000	5.000%, 09/12/24 SOFR + 3.81%	2,733,254

445,000	4.000%, 12/10/25 5 year CMT + 3.60%	453,967

225,000	4.700%, 01/30/25 SOFR + 3.23%	230,659

	Credit Acceptance Corp.µ

475,000	6.625%, 03/15/26	504,426

161,000	5.125%, 12/31/24*	167,029

565,000	Credit Suisse Group, AG*µ‡ 7.500%, 12/11/23 U.S. 5 yr Swap + 4.60%	628,048

60,000	Cushman & Wakefield US Borrower, LLC*µ 6.750%, 05/15/28	65,371

	Discover Financial Servicesµ‡

755,000	6.125%, 06/23/25 5 year CMT + 5.78%	850,998

425,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	454,661

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Donnelley Financial Solutions, Inc.µ 8.250%, 10/15/24	$526,785

1,700,000	Fifth Third Bancorpµ‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,810,806

200,000	Genworth Mortgage Holdings, Inc.*µ 6.500%, 08/15/25	214,276

262,171	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	235,432

185,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	188,778

1,570,000	Goldman Sachs Group, Inc.µ‡ 4.400%, 02/10/25 5 year CMT + 2.85%	1,618,293

427,000	Greystar Real Estate Partners, LLC*µ 5.750%, 12/01/25	441,398

400,000	HSBC Holdings, PLCµ‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	438,592

910,000	HUB International, Ltd.* 7.000%, 05/01/26	944,607

	Huntington Bancshares, Inc.µ‡

1,075,000	4.450%, 10/15/27 7 year CMT + 4.05%	1,144,316

375,000	5.625%, 07/15/30^ 10 year CMT + 4.95%	441,098

220,000	5.700%, 04/15/23 3 mo. USD LIBOR + 2.88%	223,804

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

430,000	5.250%, 05/15/27	452,691

49,000	4.375%, 02/01/29*	48,738

300,000	ILFC E-Capital Trust II*µ‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	242,586

485,000	Iron Mountain, Inc.*µ 5.250%, 03/15/28	510,506

490,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*µ 6.250%, 06/03/26	515,113

1,720,000	JPMorgan Chase & Companyµ‡ 4.600%, 02/01/25 SOFR + 3.13%	1,770,654

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ

424,000	5.250%, 10/01/25	424,509

43,000	4.250%, 02/01/27	41,305

575,000	Lloyds Banking Group, PLCµ‡ 7.500%, 06/27/24 U.S. 5 yr Swap + 4.76%	638,520

760,000	Markel Corp.µ‡ 6.000%, 06/01/25 5 year CMT + 5.66%	838,174

	MetLife, Inc.µ

1,340,000	6.400%, 12/15/66	1,735,273

865,000	3.850%, 09/15/25^‡ 5 year CMT + 3.58%	896,391

97,000	MGIC Investment Corp.µ 5.250%, 08/15/28	103,821

PRINCIPAL AMOUNT		VALUE

380,000	Nationwide Financial Services, Inc.µ 6.750%, 05/15/87	$457,797

	Navient Corp.

422,000	5.000%, 03/15/27	428,254

115,000	6.750%, 06/25/25	126,164

96,000	4.875%, 12/30/99	95,462

550,000	Nippon Life Insurance Company*µ‡ 2.750%, 01/21/51 5 year CMT + 2.65%	549,379

580,000	Nordea Bank Abp*µ‡ 6.625%, 03/26/26 5 year CMT + 4.11%	663,711

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*µ

113,000	7.500%, 06/01/25	122,264

98,000	5.875%, 10/01/28	103,615

750,000	PartnerRe Finance B, LLCµ^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	790,493

220,000	Prospect Capital Corp.µ 3.706%, 01/22/26	217,833

376,000	Prudential Financial, Inc.^‡ 3.700%, 10/01/50 5 year CMT + 3.04%	394,537

500,000	QBE Insurance Group, Ltd.*µ^‡ 5.875%, 05/12/25 5 year CMT + 5.51%	544,970

116,000	SLM Corp.µ 4.200%, 10/29/25	123,215

2,530,000	State Street Corp.µ‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	2,661,433

199,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	216,610

486,000	SVB Financial Group‡ 4.100%, 02/15/31 10 year CMT + 3.06%	496,405

165,000	Tronox Finance, PLC*µ 5.750%, 10/01/25	171,580

	Truist Financial Corp.µ‡

1,280,000	4.800%, 09/01/24 5 year CMT + 3.00%	1,338,714

375,000	4.950%, 09/01/25 5 year CMT + 4.61%	410,820

575,000	UBS Group, AG*µ‡ 7.000%, 01/31/24 U.S. 5 yr Swap + 4.34%	631,310

143,000	United Shore Financial Services, LLC*µ 5.500%, 11/15/25	150,683

172,000	VICI Properties, LP / VICI Note Company, Inc.*µ 3.750%, 02/15/27	175,364

790,000	Voya Financial, Inc.^‡ 6.125%, 09/15/23 5 year CMT + 3.36%	850,388

1,870,000	Wells Fargo & Companyµ‡ 3.900%, 03/15/26 5 year CMT + 3.45%	1,871,346

208,000	XHR, LP*µ 6.375%, 08/15/25	218,537

		50,769,640

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (1.8%)

	Acadia Healthcare Company, Inc.µ

500,000	5.625%, 02/15/23	$501,820

96,000	5.000%, 04/15/29*	101,150

	Bausch Health Companies, Inc.*

640,000	5.000%, 01/30/28	660,134

83,000	5.000%, 02/15/29µ	85,124

48,000	5.250%, 02/15/31	49,457

95,000	Centene Corp.µ 3.000%, 10/15/30	99,518

	CHS/Community Health Systems, Inc.*

875,000	8.125%, 06/30/24	922,250

610,000	8.000%, 03/15/26	656,543

108,000	6.875%, 04/15/29	109,395

	DaVita, Inc.*µ

241,000	4.625%, 06/01/30	253,301

49,000	3.750%, 02/15/31	48,709

	Encompass Health Corp.µ

100,000	4.750%, 02/01/30	107,406

100,000	4.500%, 02/01/28	104,812

	Tenet Healthcare Corp.

835,000	6.875%, 11/15/31	906,376

480,000	5.125%, 11/01/27*µ	507,259

261,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	262,013

1,015,000	Teva Pharmaceutical Finance Netherlands III, BVµ 2.800%, 07/21/23	1,007,357

621,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	640,326

		7,022,950

	Industrials (3.0%)

190,000	Abercrombie & Fitch Management Company*µ 8.750%, 07/15/25	211,375

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*µ

215,000	4.625%, 01/15/27	225,649

127,000	4.875%, 02/15/30	135,900

95,000	3.500%, 03/15/29	93,915

50,000	Allison Transmission, Inc.*µ 3.750%, 01/30/31	49,824

	American Airlines Group, Inc.*

155,000	5.000%, 06/01/22	145,931

50,000	3.750%, 03/01/25^	38,413

940,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	992,687

525,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	531,405

635,000	Cascades, Inc. / Cascades USA,

	Inc.*µ 5.125%, 01/15/26	675,811

	Delta Air Lines, Inc.

49,000	3.800%, 04/19/23^	50,280

47,000	7.375%, 01/15/26µ	54,043

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ

48,000	4.750%, 10/20/28	53,216

24,000	4.500%, 10/20/25	25,674

PRINCIPAL AMOUNT		VALUE

96,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	$94,804

85,000	EnerSys*µ 4.375%, 12/15/27	90,738

406,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	396,077

240,000	General Electric Company^‡ 3.554%, 03/15/21 3 mo. USD LIBOR + 3.33%	227,302

96,000	GFL Environmental, Inc.*µ 3.750%, 08/01/25	98,346

100,000	Golden Nugget, Inc.*^ 8.750%, 10/01/25	104,031

108,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	117,458

218,000	H&E Equipment Services, Inc.*µ 3.875%, 12/15/28	217,403

22,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.750%, 12/30/99	22,858

475,000	Herc Holdings, Inc.*µ 5.500%, 07/15/27	501,386

82,000	Howmet Aerospace, Inc.µ 6.875%, 05/01/25	95,648

290,000	JELD-WEN, Inc.*µ 4.625%, 12/15/25	296,444

171,000	KeHE Distributors, LLC / KeHE Finance Corp.*µ 8.625%, 10/15/26	191,352

143,000	Ken Garff Automotive, LLC*µ 4.875%, 09/15/28	147,237

96,000	MasTec, Inc.*µ 4.500%, 08/15/28	101,222

29,000	Meritor, Inc.*µ 4.500%, 12/15/28	29,564

107,000	Moog, Inc.*µ 4.250%, 12/15/27	111,642

430,000	Nationstar Mortgage Holdings, Inc.*µ 6.000%, 01/15/27	455,357

	Navistar International Corp.*

345,000	6.625%, 11/01/25	359,738

95,000	9.500%, 05/01/25	105,919

172,000	Novelis Corp.*µ^ 4.750%, 01/30/30	181,252

225,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	226,748

275,000	Patrick Industries, Inc.*µ 7.500%, 10/15/27	301,917

210,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	225,340

47,000	Picasso Finance Sub, Inc.*µ 6.125%, 06/15/25	50,290

185,000	QVC, Inc.µ 4.375%, 09/01/28	192,911

165,000	SEG Holding, LLC / SEG Finance Corp.*µ 5.625%, 10/15/28	176,038

98,000	Sensata Technologies, Inc.*µ 3.750%, 02/15/31	100,702

	Sinclair Television Group, Inc.*µ

100,000	5.500%, 03/01/30	103,214

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

96,000	4.125%, 12/01/30	$95,843

	Standard Industries, Inc.*µ

100,000	5.000%, 02/15/27	104,383

47,000	4.375%, 07/15/30	49,887

315,000	Stanley Black & Decker, Inc.µ‡ 4.000%, 03/15/60 5 year CMT + 2.66%	334,732

	Station Casinos, LLC*

450,000	4.500%, 02/15/28	442,435

264,000	5.000%, 10/01/25	265,975

96,000	Stericycle, Inc.*µ 3.875%, 01/15/29	98,690

145,000	STL Holding Company, LLC*µ 7.500%, 02/15/26	151,076

	TransDigm, Inc.µ

655,000	7.500%, 03/15/27	701,361

465,000	6.250%, 03/15/26*	492,486

48,000	United Rentals North America, Inc.µ 3.875%, 02/15/31	50,193

280,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	288,700

	WESCO Distribution, Inc.*µ

93,000	7.125%, 06/15/25	101,293

45,000	7.250%, 06/15/28	50,619

		11,834,734

	Information Technology (0.5%)

299,000	CommScope Technologies, LLC* 6.000%, 06/15/25	305,769

	Dell International, LLC / EMC Corp.*

155,000	6.100%, 07/15/27^	191,954

80,000	5.850%, 07/15/25µ	95,075

56,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	57,883

210,000	KBR, Inc.*µ 4.750%, 09/30/28	218,339

210,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	208,465

275,000	MTS Systems Corp.*µ 5.750%, 08/15/27	299,343

143,000	ON Semiconductor Corp.*µ 3.875%, 09/01/28	148,730

129,000	Open Text Corp.*µ 3.875%, 02/15/28	132,323

118,000	PTC, Inc.*µ 4.000%, 02/15/28	123,125

96,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	97,171

		1,878,177

	Materials (1.0%)

90,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	94,696

240,000	ArcelorMittal, SAµ 7.250%, 10/15/39	346,946

210,000	Clearwater Paper Corp.*µ 4.750%, 08/15/28	217,680

285,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	291,729

	Freeport-McMoRan, Inc.µ

300,000	5.450%, 03/15/43	376,086

285,000	5.000%, 09/01/27	303,744

90,000	5.400%, 11/14/34	112,218

PRINCIPAL AMOUNT		VALUE

144,000	HB Fuller Companyµ 4.250%, 10/15/28	$147,624

148,000	Hudbay Minerals, Inc.* 6.125%, 04/01/29	157,104

	Kaiser Aluminum Corp.*µ

93,000	6.500%, 05/01/25	99,623

85,000	4.625%, 03/01/28	87,881

108,000	Mercer International, Inc.*µ 5.125%, 02/01/29	110,058

75,000	Mineral Resources, Ltd.*µ 8.125%, 05/01/27	83,380

	New Gold, Inc.*

64,000	6.375%, 05/15/25	66,434

50,000	7.500%, 07/15/27	54,044

210,000	OCI, NV*µ 4.625%, 10/15/25	217,776

95,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	103,104

	PBF Holding Company, LLC / PBF Finance Corp.

465,000	7.250%, 06/15/25µ	309,006

48,000	9.250%, 05/15/25*^	46,380

80,000	Silgan Holdings, Inc.µ 4.125%, 02/01/28	83,102

500,000	Univar Solutions USA, Inc.*µ 5.125%, 12/01/27	526,495

48,000	Valvoline, Inc.*µ 3.625%, 06/15/31	48,347

		3,883,457

	Real Estate (0.2%)

57,000	EPR Propertiesµ 3.750%, 08/15/29	55,793

	Forestar Group, Inc.*µ

270,000	8.000%, 04/15/24	284,251

139,000	5.000%, 03/01/28	144,917

47,000	iStar, Inc.µ 5.500%, 02/15/26	47,905

95,000	Service Properties Trustµ 5.250%, 02/15/26	93,728

		626,594

	Utilities (1.4%)

129,000	Calpine Corp.*µ 4.500%, 02/15/28	132,687

200,000	CenterPoint Energy, Inc.^‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	210,958

575,000	CMS Energy Corp.µ‡ 4.750%, 06/01/50 5 year CMT + 4.12%	652,090

800,000	Dominion Energy, Inc.µ‡ 4.650%, 12/15/24 5 year CMT + 2.99%	844,040

1,045,000	Duke Energy Corp.µ‡ 4.875%, 09/16/24 5 year CMT + 3.39%	1,121,766

840,000	NextEra Energy Capital Holdings, Inc.µ‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	924,848

258,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	240,518

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

375,000	Sempra Energyµ‡ 4.875%, 10/15/25 5 year CMT + 4.55%	$404,542

753,000	Southern Companyµ‡ 4.000%, 01/15/51 5 year CMT + 3.73%	796,230

		5,327,679

	TOTAL CORPORATE BONDS (Cost $114,484,890)	119,230,215

CONVERTIBLE BOND (0.1%)

	Consumer Discretionary (0.1%)

468,000	DISH Network Corp. 2.375%, 03/15/24 (Cost $432,177)	429,250

BANK LOANS (3.1%) ¡

	Communication Services (0.5%)

493,750	Clear Channel Outdoor Holdings, Inc.‡ 3.711%, 08/21/26 3 mo. LIBOR + 3.50%	482,794

99,750	Consolidated Communications, Inc.! 0.000%, 10/02/27	100,736

79,800	Consolidated Communications, Inc.‡ 5.750%, 10/02/27 1 mo. LIBOR + 4.75%	80,589

300,000	Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	300,730

178,200	iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	176,329

825,000	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	840,663

		1,981,841

	Consumer Discretionary (0.5%)

124,837	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	127,451

115,000	Meredith Corp.! 0.000%, 01/31/25	117,408

220,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	220,063

672,340	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	673,076

190,000	PetSmart, Inc.! 0.000%, 03/11/22	190,208

100,000	PetSmart, Inc. 0.000%, 01/27/28 3 mo. LIBOR + 3.50%	100,000

100,000	United Natural Foods, Inc. 0.000%, 10/22/25	100,363

472,392	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	474,017

		2,002,586

PRINCIPAL AMOUNT		VALUE

	Energy (0.1%)

203,684	Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	$200,799

	Financials (0.1%)

238,200	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	239,178

	Health Care (1.1%)

948,597	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	942,076

673,026	Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	669,660

446,689	Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	447,667

775,976	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 3 mo. LIBOR + 4.75%	733,348

652,643	Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	651,827

830,335	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	778,094

		4,222,672

	Industrials (0.5%)

217,317	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	220,848

446,625	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	448,380

296,250	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	294,213

264,406	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	264,770

682,977	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	672,627

		1,900,838

	Information Technology (0.3%)

296,222	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	296,361

371,250	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	372,564

135,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	135,675

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

612,133		VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	$612,005

			1,416,605

		Materials (0.0%)

133,988		Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	134,267

		TOTAL BANK LOANS (Cost $11,845,759)	12,098,786

NUMBER OF SHARES			VALUE

COMMON STOCKS (69.9%)

		Communication Services (9.0%)

5,800		Alphabet, Inc. - Class A#~	10,598,688

4,569,000	GBP	BT Group, PLC#	7,834,335

25,000		Facebook, Inc. - Class A^#~	6,458,250

857,000	EUR	Orange, SA	10,058,112

			34,949,385

		Consumer Discretionary (4.8%)

78,000		Caesars Entertainment, Inc.#	5,490,420

229,000		Las Vegas Sands Corp.~	11,012,610

29,800		Royal Caribbean Cruises, Ltd.^	1,937,000

			18,440,030

		Consumer Staples (3.0%)

120,000		Coca-Cola Company^~	5,778,000

80,000		Sysco Corp.~	5,720,800

			11,498,800

		Energy (6.4%)

174,000		Canadian Natural Resources, Ltd.	3,928,920

94,300		Chevron Corp.^~	8,034,360

335,500		Kinder Morgan, Inc.~	4,723,840

389,000		Williams Companies, Inc.~	8,258,470

			24,945,590

		Financials (6.8%)

23,065,000	GBP	Lloyds Banking Group, PLC#	10,349,981

5,289,000	GBP	Natwest Group, PLC#	10,618,553

61,500		Truist Financial Corp.	2,950,770

85,500		Wells Fargo & Company	2,554,740

			26,474,044

		Health Care (6.1%)

76,500		Baxter International, Inc.~	5,877,495

262,000		Boston Scientific Corp.^#~	9,285,280

25,500		UnitedHealth Group, Inc.~	8,506,290

			23,669,065

		Industrials (21.0%)

80,600		AerCap Holdings, NV#	3,082,144

230,000		Air Lease Corp. - Class A~	9,114,900

146,000		Delta Air Lines, Inc.~	5,542,160

27,600		Honeywell International, Inc.~	5,392,212

40,600		Kansas City Southern	8,228,402

63,700		L3Harris Technologies, Inc.~	10,925,187

128,500		Raytheon Technologies Corp.~	8,574,805

95,700		Republic Services, Inc. - Class A~	8,662,764

NUMBER OF SHARES			VALUE

120,000		Southwest Airlines Company^~	$5,272,800

60,000		TransUnion	5,222,400

42,900		Union Pacific Corp.	8,471,463

25,000		Waste Management, Inc.	2,783,000

			81,272,237

		Information Technology (5.9%)

45,500		Fidelity National Information Services, Inc.~	5,617,430

52,200		Global Payments, Inc.	9,214,344

35,500		Salesforce.com, Inc.#	8,007,380

			22,839,154

		Materials (1.3%)

20,800		Linde, PLC~	5,104,320

		Real Estate (5.6%)

1,389,000	GBP	British Land Company, PLC	8,494,071

1,248,000	GBP	Land Securities Group, PLC	10,449,241

93,500		MGM Growth Properties, LLC - Class A~	2,912,525

			21,855,837

		TOTAL COMMON STOCKS (Cost $278,913,622)	271,048,462

CONVERTIBLE PREFERRED STOCKS (0.6%)

		Financials (0.6%)

1,580		Bank of America Corp.‡‡ 7.250% (Cost $2,331,323)	2,311,192

EXCHANGE-TRADED FUNDS (8.2%)

		Other (8.2%)

355,000		Energy Select Sector SPDR Fund	13,958,600

2,600		iShares iBoxx High Yield Corporate Bond ETF^	226,122

132,000		iShares MSCI Mexico Capped ETF^	5,305,080

406,500		iShares MSCI United Kingdom ETF^~	11,877,930

2,100		SPDR Bloomberg Barclays High Yield Bond ETF^	227,640

		TOTAL EXCHANGE-TRADED FUNDS (Cost $34,553,030)	31,595,372

PREFERRED STOCKS (9.7%)

		Communication Services (1.1%)

18,750		United States Cellular Corp.^~ 7.250%, 12/01/64	478,500

63,250		Qwest Corp. 6.500%, 09/01/56	1,623,627

15,650		Telephone & Data Systems, Inc.~ 7.000%, 03/15/60	397,667

25,585		United States Cellular Corp. 6.250%, 09/01/69	684,910

25,330		AT&T, Inc. 4.750%, 02/18/25	644,649

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

15,800	AT&T, Inc.~

	5.350%, 11/01/66	$422,018

		4,251,371

	Consumer Discretionary (0.3%)

3,615	Guitar Center, Inc.	408,495

5,225	Qurate Retail, Inc. 8.000%, 03/15/31	522,814

12,200	Ford Motor Company^~

	6.200%, 06/01/59	320,860

		1,252,169

	Energy (0.5%)

29,900	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	513,383

28,750	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	637,387

41,525	Energy Transfer Operating, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	893,203

		2,043,973

	Financials (5.6%)

9,245	Allstate Corp. 5.100%, 10/15/24	247,304

79,690	Wells Fargo & Company^ 4.750%, 03/15/25	1,993,844

26,000	Prudential Financial, Inc.^ 4.125%, 09/01/60	668,460

16,600	Spirit Realty Capital, Inc. 6.000%, 10/03/22	440,232

31,600	Prospect Capital Corp. 6.250%, 06/15/24	797,584

16,115	Oaktree Capital Group, LLC 6.550%, 09/15/23	443,324

8,550	Northern Trust Corp.^~ 4.700%, 01/01/25	229,140

81,400	Morgan Stanley^ 4.875%, 01/15/25	2,139,192

18,000	Affiliated Managers Group, Inc.^ 4.750%, 09/30/60	471,240

8,200	WR Berkley Corp. 5.700%, 03/30/58	218,776

11,250	First Republic Bank^ 4.125%, 10/30/25	282,150

34,575	Citizens Financial Group, Inc.^ 5.000%, 01/06/25	904,482

52,600	Capital One Financial Corp. 5.000%, 12/01/24	1,374,438

25,300	CIT Group, Inc.^ 5.625%, 12/15/24	668,679

9,250	Annaly Capital Management, Inc.^‡ 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	230,695

16,383	Bank of America Corp.^ 4.375%, 11/03/25	415,309

21,000	Brookfield Finance, Inc. 4.625%, 10/16/80	525,840

26,025	CNO Financial Group, Inc. 5.125%, 11/25/60	667,541

13,244	Cullen/Frost Bankers, Inc. 4.450%, 12/15/25	335,868

NUMBER OF SHARES		VALUE

35,500	Selective Insurance Group, Inc. 4.600%, 12/15/25	$878,625

8,994	Signature Bank/New York NY^ 5.000%, 12/30/25	228,807

9,000	B Riley Financial, Inc. 6.000%, 01/31/28	226,260

8,250	Fulton Financial Corp. 5.125%, 01/15/26	216,397

32,900	US Bancorp^ 3.750%, 01/15/26	806,050

17,776	Capital One Financial Corp.^~ 4.800%, 06/01/25	450,621

42,950	Arch Capital Group, Ltd. 5.250%, 09/29/21	1,103,815

52,454	JPMorgan Chase & Company^ 4.750%, 12/01/24	1,374,295

45,790	WR Berkley Corp.^ 5.100%, 12/30/59	1,201,072

35,000	Truist Financial Corp. 4.750%, 09/01/25	916,650

35,606	KeyCorp^ 5.650%, 12/15/23	949,968

17,135	Legg Mason, Inc. 5.450%, 09/15/56	438,485

	Industrials (0.3%)

7,500	Brookfield Finance I UK, PLC^ 4.500%, 11/24/25	188,400

19,700	Air Lease Corp.^‡ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	511,215

11,400	QVC, Inc. 6.250%, 11/26/68	285,456

		985,071

	Real Estate (1.5%)

15,300	Brookfield Property Partners, LP^~ 6.375%, 09/30/24	370,719

30,345	Public Storage^ 4.625%, 06/17/25	795,646

16,750	PS Business Parks, Inc.^~ 5.200%, 12/07/22	439,855

33,200	Federal Realty Investment Trust 5.000%, 09/29/22	853,240

17,100	EPR Properties~ 5.750%, 11/30/22	392,274

15,800	Digital Realty Trust, Inc.~ 5.850%, 03/13/24	431,656

13,659	SITE Centers Corp.^ 6.250%, 03/01/21	343,387

5,436	Global Net Lease, Inc. 6.875%, 11/26/24	136,661

22,900	Brookfield Property Partners, LP~ 5.750%, 03/31/25	532,425

16,375	American Homes 4 Rent~ 6.250%, 09/19/23	436,721

34,750	Kimco Realty Corp.^ 5.250%, 12/20/22	905,238

		5,637,822

	Utilities (0.4%)

8,850	Southern Company~ 4.950%, 01/30/80	230,985

16,150	DTE Energy Company~ 5.250%, 12/01/77	422,645

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

19,000	Brookfield Renewable Partners, LP^ 5.250%, 03/31/25	$505,020

15,800	Algonquin Power & Utilities Corp.^‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	437,344

		1,595,994

	TOTAL PREFERRED STOCKS (Cost $37,275,094)	37,611,543

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (2.5%) #

	Communication Services (0.3%)

85	Alphabet, Inc.

15,532,560	Call, 02/19/21, Strike $1,750.00	997,050

	Consumer Discretionary (0.0%)

280	Peloton Interactive, Inc.

4,091,640	Call, 02/05/21, Strike $160.00	105,700

298	Royal Caribbean Cruises, Ltd.

1,937,000	Call, 02/05/21, Strike $80.00	7,450

		113,150

	Consumer Staples (0.0%)

125	Clorox Company

2,618,250	Put, 02/05/21, Strike $190.00	11,250

	Energy (0.3%)

7,500	Energy Select Sector SPDR Fund

29,490,000	Call, 03/19/21, Strike $41.00	1,361,250

	Financials (0.3%)

	Lemonade, Inc.

450

6,536,250	Put, 02/19/21, Strike $140.00	603,000

450

6,536,250	Call, 02/19/21, Strike $160.00	438,750

		1,041,750

	Industrials (0.1%)

595	Plug Power, Inc.

3,758,615	Call, 02/19/21, Strike $80.00	174,038

429	Union Pacific Corp.

8,471,463	Call, 02/19/21, Strike $212.50	43,329

		217,367

	Information Technology (0.2%)

435	Fidelity National Information

5,370,510	Services, Inc. Call, 02/19/21, Strike $135.00	42,412

300	Paycom Software, Inc.

11,392,200	Call, 03/19/21, Strike $400.00	637,500

		679,912

	Other (1.3%)

3,100	iShares Russell 2000 ETF

63,723,600	Put, 02/19/21, Strike $202.00 SPDR S&P 500 ETF Trust	1,808,850

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

1,550

57,360,850	Put, 02/19/21, Strike $380.00	$2,140,550

1,265

46,813,855	Put, 01/29/21, Strike $380.00	1,304,215

		5,253,615

	TOTAL PURCHASED OPTIONS (Cost $8,364,662)	9,675,344

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.2%)

6,267,232	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	6,270,365

6,270,100	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	6,270,100

	TOTAL SHORT TERM INVESTMENTS (Cost $12,540,465)	12,540,465

TOTAL INVESTMENTS (128.0%) (Cost $500,741,022)		496,540,629

LIABILITIES, LESS OTHER ASSETS (-28.0%)		(108,509,073)

NET ASSETS (100.0%)		$388,031,556

COMMON STOCKS SOLD SHORT (-4.7%) #

	Consumer Discretionary (-2.6%)

(7,200)	Domino’s Pizza, Inc.	(2,669,472)

(9,700)	Tesla, Inc.	(7,697,241)

		(10,366,713)

	Financials (-1.7%)

(45,000)	Lemonade, Inc.	(6,536,250)

	Industrials (-0.4%)

(23,000)	Plug Power, Inc.	(1,452,910)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $13,515,870)	(18,355,873)

EXCHANGE-TRADED FUNDS SOLD SHORT (-30.2%) #

	Other (-30.2%)

(277,500)	Consumer Staples Select Sector SPDR Fund	(17,784,975)

(268,400)	SPDR S&P 500 ETF Trust	(99,326,788)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $(110,513,284))	(117,111,763)

TOTAL SECURITIES SOLD SHORT (Proceeds $124,029,154)		$(135,467,636)

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-2.4%) #

	Communication Services (-0.1%)

85	Alphabet, Inc.

15,532,560	Call, 02/19/21, Strike $1,900.00	$(351,475)

250	Facebook, Inc.

6,458,250	Put, 02/19/21, Strike $230.00	(48,750)

		(400,225)

	Consumer Discretionary (-0.2%)

1,130	Las Vegas Sands Corp.

5,434,170	Put, 01/29/21, Strike $52.00	(432,225)

	Peloton Interactive, Inc.

280

4,091,640	Call, 02/05/21, Strike $175.00	(41,440)

280

4,091,640	Call, 02/19/21, Strike $180.00	(83,160)

	Royal Caribbean Cruises, Ltd.

298

1,937,000	Call, 02/05/21, Strike $85.00	(5,364)

298

1,937,000	Call, 02/19/21, Strike $90.00	(13,559)

97	Tesla, Inc.

7,697,241	Put, 02/19/21, Strike $455.00	(21,728)

		(597,476)

	Consumer Staples (-0.1%)

	Clorox Company

280

5,864,880	Call, 02/19/21, Strike $210.00	(215,600)

125

2,618,250	Put, 02/05/21, Strike $182.50	(2,500)

		(218,100)

	Energy (-0.7%)

1,735	Chevron Corp.

14,782,200	Put, 03/19/21, Strike $90.00	(1,474,750)

	Energy Select Sector SPDR Fund

7,500

29,490,000	Call, 03/19/21, Strike $46.00	(393,750)

7,500

29,490,000	Put, 03/19/21, Strike $36.00	(926,250)

		(2,794,750)

	Financials (-0.3%)

1,300	Charles Schwab Corp.

6,700,200	Put, 02/19/21, Strike $48.00	(117,000)

	Lemonade, Inc.

450

6,536,250	Put, 02/19/21, Strike $120.00	(252,000)

450

6,536,250	Call, 03/19/21, Strike $220.00	(270,000)

450

6,536,250	Put, 03/19/21, Strike $110.00	(420,750)

		(1,059,750)

	Health Care (0.0%)

65	Vertex Pharmaceuticals, Inc.

1,489,020	Put, 02/19/21, Strike $230.00	(58,825)

	Industrials (-0.1%)

595	Plug Power, Inc.

3,758,615	Call, 03/19/21, Strike $100.00	(242,463)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

429	Union Pacific Corp.

8,471,463	Put, 02/19/21, Strike $200.00	$(304,590)

		(547,053)

	Information Technology (-0.1%)

440	Microsoft Corp.

10,206,240	Put, 02/19/21, Strike $215.00	(104,280)

300	Paycom Software, Inc.

11,392,200	Call, 05/21/21, Strike $480.00	(375,000)

355	Salesforce.com, Inc.

8,007,380	Call, 02/19/21, Strike $250.00	(49,522)

		(528,802)

	Other (-0.8%)

3,100	iShares Russell 2000 ETF

63,723,600	Put, 02/05/21, Strike $205.00	(1,395,000)

	SPDR S&P 500 ETF Trust

1,575

58,286,025	Put, 02/19/21, Strike $340.00	(483,525)

1,550

57,360,850	Put, 03/31/21, Strike $340.00	(1,299,675)

1,126

41,669,882	Put, 01/29/21, Strike $370.00	(42,225)

		(3,220,425)

	TOTAL WRITTEN OPTIONS (Premium $7,939,738)	(9,425,406)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $85,498,618.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $70,783,670.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of January 1, 2020, with no material impact on the Fund’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Fund’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows*:

Cost basis of investments	$368,772,130

Gross unrealized appreciation	16,705,658
Gross unrealized depreciation	(33,830,202)

Net unrealized appreciation (depreciation)	$(17,124,544)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.